UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23395

Gabelli Innovations Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Media Mogul Fund

Class I - MOGLX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Media Mogul Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund invests in companies that are primarily engaged in the production, sale, and distribution of goods or services used in the media industry. The Fund specifically focuses on companies spun-off from Liberty Media Corporation (Liberty Media) as constituted in 2001, as well as in companies that resulted from the subsequent mergers of any such spin-offs or stocks that track the performance of such spin-offs or companies that resulted from subsequent mergers of any such spin-offs, and in public companies in which Liberty Media and its successor companies invest. The current investable universe includes U.S. and non-U.S. listed companies in the media industry. You may find additional information about the Fund at https://gabelli.com/ticker/MOGLX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Media Mogul Fund - Class I	$46	0.89%

How did the Fund perform?

For the six month period ended March 31, 2026, the Gabelli Media Mogul Fund outperformed its broad-based and comparative benchmarks, the S&P 500 and MSCI AC World Communication Services Indices, respectfully. Contributors to the portfolio included Warner Bros. Discovery, Inc., Sphere Entertainment Co., and Madison Square Garden Sports Corp. Detractors from performance included Liberty Formula One, Liberty Broadband Corp., and T-Mobile US, Inc.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $5,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $5,000 Investment

Table Summary
	The Gabelli Media Mogul Fund - Class I	S&P 500 Index	MSCI AC World Communication Services Index
12/16	5,000	5,000	5,000
03/17	5,283	5,859	5,064
03/18	5,131	6,678	5,081
03/19	5,352	7,313	5,372
03/20	3,804	6,802	5,066
03/21	6,296	10,635	8,000
03/22	5,813	12,299	7,435
03/23	4,494	11,349	6,301
03/24	4,740	14,740	8,274
03/25	4,778	15,956	9,556
03/26	6,037	18,796	12,010

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	Since Inception (12/01/2016)
The Gabelli Media Mogul Fund - Class I	7.75%	26.36%	(0.83)%	2.27%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.31%
MSCI AC World Communication Services Index	(4.67)%	25.68%	8.46%	10.57%

Fund Statistics

  Total Net Assets$4,040,848
  Number of Portfolio Holdings22
  Portfolio Turnover Rate4%
  Management Fees$(51,328)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/MOGLX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Warner Bros Discovery Inc.	14.3%
Atlanta Braves Holdings Inc.	13.7%
Liberty Live Holdings Inc.	9.8%
Madison Square Garden Sports Corp.	8.8%
Liberty Media Corp.-Liberty Formula One	8.7%
Sphere Entertainment Co.	5.8%
Grupo Televisa SAB	5.0%
Live Nation Entertainment Inc.	4.7%
Madison Square Garden Entertainment Corp.	4.1%
Liberty Global Ltd.	3.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.5%
U.S. Government Obligations	2.6%
Preferred Stocks	1.2%
Other Assets and Liabilities (Net)	0.7%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Content Creation and Aggregation	50.8%
Entertainment	28.1%
Telecommunications	9.7%
Broadcasting	4.7%
U.S. Government Obligations	2.6%
Diversified Consumer Services	2.2%
Television and Broadband Services	1.2%
Other Assets and Liabilities (Net)	0.7%

The Gabelli Media Mogul Fund

Semi-Annual Shareholder Report - March 31, 2026

Class I - MOGLX

Material Fund Changes

On April 10, 2026, the Fund terminated its unsecured line of credit.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/MOGLX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

MOGLX-26-SATSR

The Gabelli Pet Parents’ Fund

Class I - PETZX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Pet Parents’ Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund invests primarily in companies that actively participate in Companion Animal Food, Therapeutics, Diagnostics, Product Distribution, and Related Services. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™. PMV is the price the Fund’s Adviser believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at https://gabelli.com/ticker/PETZX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Pet Parents’ Fund - Class I	$46	0.94%

How did the Fund perform?

For the six month period ended March 31, 2026 the Gabelli Pet Parents Fund underperformed its broad-based benchmark, the S&P 500 Index, and its comparative benchmarks, the Russell 2000 and S&P 500 Consumer Staples Indices. Contributors to the portfolio included Phibro Animal Health Corporation, Elanco Animal Health, Inc., and Freshpet Inc. Detractors from performance included Chewy Inc., Trupanion Inc., and CVS Group plc.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $5,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $5,000 Investment

Table Summary
	The Gabelli Pet Parents’ Fund - Class I	S&P 500 Index	Russell 2000 Index	S&P 500 Consumer Staples
06/18	5,000	5,000	5,000	5,000
03/19	4,753	5,475	5,103	5,525
03/20	4,518	5,093	3,878	5,492
03/21	7,989	7,963	7,557	7,051
03/22	7,653	9,209	7,120	8,186
03/23	6,099	8,497	6,293	8,286
03/24	6,968	11,036	7,533	8,881
03/25	7,431	11,946	7,231	9,985
03/26	7,638	14,073	9,091	10,615

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	Since Inception (06/19/2018)
The Gabelli Pet Parents’ Fund - Class I	(6.06)%	2.79%	(0.89)%	5.60%
S&P 500 Index	(1.79)%	17.80%	12.06%	13.50%
Russell 2000 Index	3.10%	25.72%	3.77%	6.55%
S&P 500 Consumer Staples	7.68%	6.31%	8.53%	10.51%

Fund Statistics

  Total Net Assets$2,757,486
  Number of Portfolio Holdings27
  Portfolio Turnover Rate2%
  Management Fees$(54,077)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/PETZX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Chewy Inc.	8.3%
IDEXX Laboratories Inc.	8.2%
Zoetis Inc.	7.5%
Phibro Animal Health Corp.	6.0%
CVS Group plc	5.4%
Freshpet Inc.	5.4%
Amazon.com Inc.	4.3%
Trupanion Inc.	3.7%
Elanco Animal Health Inc.	3.7%
Oil-Dri Corp. of America	3.5%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	76.9%
U.S. Government Obligations	23.1%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	23.1%
Pharmaceuticals	15.2%
Pet Products	12.1%
Pet Healthcare	11.7%
Pet Food and Nutrition	8.3%
Diagnostics	8.2%
Pet Services	7.9%
Consumer Products	6.2%
Other Industry sectors	7.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

The Gabelli Pet Parents’ Fund

Semi-Annual Shareholder Report - March 31, 2026

Class I - PETZX

Material Fund Changes

On April 10, 2026, the Fund terminated its unsecured line of credit.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/PETZX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

PETZX-26-SATSR

The Gabelli Pet Parents’ Fund

Class A - PETGX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Pet Parents’ Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund invests primarily in companies that actively participate in Companion Animal Food, Therapeutics, Diagnostics, Product Distribution, and Related Services. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™. PMV is the price the Fund’s Adviser believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at https://gabelli.com/ticker/PETGX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Pet Parents’ Fund - Class A	$58	1.19%

How did the Fund perform?

For the six month period ended March 31, 2026 the Gabelli Pet Parents Fund underperformed its broad-based benchmark, the S&P 500 Index, and its comparative benchmarks, the Russell 2000 and S&P 500 Consumer Staples Indices. Contributors to the portfolio included Phibro Animal Health Corporation, Elanco Animal Health, Inc., and Freshpet Inc. Detractors from performance included Chewy Inc., Trupanion Inc., and CVS Group plc.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Pet Parents’ Fund - Class A	The Gabelli Pet Parents’ Fund - Class A (includes sales charge)	S&P 500 Index	Russell 2000 Index	S&P 500 Consumer Staples
06/18	10,000	10,000	10,000	10,000	10,000
03/19	9,505	8,959	10,950	10,205	11,049
03/20	9,035	8,027	10,186	7,757	10,984
03/21	15,978	14,195	15,925	15,114	14,101
03/22	15,306	13,598	18,418	14,239	16,371
03/23	12,154	10,798	16,994	12,586	16,571
03/24	13,867	12,320	22,072	15,067	17,762
03/25	14,746	13,101	23,893	14,462	19,970
03/26	15,121	13,434	28,146	18,182	21,230

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	Since Inception (06/19/2018)
The Gabelli Pet Parents’ Fund - Class A	(6.12)%	2.54%	(1.10)%	5.46%
The Gabelli Pet Parents’ Fund - Class A (includes sales charge)	(11.52)%	(3.35)%	(2.26)%	4.66%
S&P 500 Index	(1.79)%	17.80%	12.06%	13.50%
Russell 2000 Index	3.10%	25.72%	3.77%	6.55%
S&P 500 Consumer Staples	7.68%	6.31%	8.53%	10.51%

Fund Statistics

  Total Net Assets$2,757,486
  Number of Portfolio Holdings27
  Portfolio Turnover Rate2%
  Management Fees$(54,077)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/PETGX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Chewy Inc.	8.3%
IDEXX Laboratories Inc.	8.2%
Zoetis Inc.	7.5%
Phibro Animal Health Corp.	6.0%
CVS Group plc	5.4%
Freshpet Inc.	5.4%
Amazon.com Inc.	4.3%
Trupanion Inc.	3.7%
Elanco Animal Health Inc.	3.7%
Oil-Dri Corp. of America	3.5%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	76.9%
U.S. Government Obligations	23.1%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	23.1%
Pharmaceuticals	15.2%
Pet Products	12.1%
Pet Healthcare	11.7%
Pet Food and Nutrition	8.3%
Diagnostics	8.2%
Pet Services	7.9%
Consumer Products	6.2%
Other Industry sectors	7.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

The Gabelli Pet Parents’ Fund

Semi-Annual Shareholder Report - March 31, 2026

Class A - PETGX

Material Fund Changes

On April 10, 2026, the Fund terminated its unsecured line of credit.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/PETGX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

PETGX-26-SATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

Gabelli Media Mogul Fund Semiannual Report — March 31, 2026
Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School

To Our Shareholders,

For the six months ended March 31, 2026, the net asset value (NAV) total return per Class I Share of the Gabelli Media Mogul Fund was 7.8% compared with a total return of (1.8)% for the Standard & Poor’s (S&P) 500 Index. Another class of shares is available.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2026:

Gabelli Media Mogul Fund

Content Creation and Aggregation	50.8%
Entertainment	28.1%
Telecommunications	9.7%
Broadcasting	4.7%
U.S. Government Obligations	2.6%
Diversified Consumer Services	2.2%
Television and Broadband Services	1.2%
Other Assets and Liabilities (Net)	0.7%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Media Mogul Fund

Schedule of Investments — March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 95.5%
	Broadcasting — 4.7%
3,408	GCI Liberty Inc., Cl. C†	$86,806	$126,812
1,000	Sirius XM Holdings Inc.	21,167	23,080
1,100	Versant Media Group Inc.	39,033	40,722
		147,006	190,614
	Content Creation and Aggregation — 50.8%
13,000	Atlanta Braves Holdings Inc., Cl. C†	288,959	555,100
70,000	Grupo Televisa SAB, ADR	139,748	203,700
4,500	Liberty Media Corp.-Liberty Formula One, Cl. A†	159,977	351,360
1,250	Live Nation Entertainment Inc.†	65,842	190,638
2,800	Madison Square Garden Entertainment Corp.†	95,604	164,948
1,100	Madison Square Garden Sports Corp.†	182,806	353,540
2,000	Sphere Entertainment Co.†	63,669	234,800
		996,605	2,054,086
	Diversified Consumer Services — 2.2%
60	Cie de L’Odet SE	92,685	89,879

	Entertainment — 28.1%
4,200	Liberty Live Holdings Inc., Cl. C†	183,294	395,262
14,750	Ollamani SAB†	34,566	60,282
500	TKO Group Holdings Inc.	38,490	100,825
21,000	Warner Bros Discovery Inc.†	236,031	576,660
		492,381	1,133,029
	Telecommunications — 9.7%
1,500	Comcast Corp., Cl. A	49,148	43,065
700	EchoStar Corp., Cl. A†	52,196	81,949
13,000	Liberty Global Ltd., Cl. C†	160,523	152,490
700	Rogers Communications Inc., Cl. B	25,098	26,915
1,500	Sunrise Communications AG, Cl. A	73,722	88,769
		360,687	393,188
	TOTAL COMMON STOCKS	2,089,364	3,860,796

	PREFERRED STOCKS — 1.2%
	Television and Broadband Services — 1.2%
2,000	Liberty Broadband Corp., Ser. A, 7.000%	39,409	46,600
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 2.6%
$105,000	U.S. Treasury Bill, 3.607%††, 04/16/26	$104,844	$104,841

	TOTAL INVESTMENTS — 99.3%	$2,233,617	4,012,237

	Other Assets and Liabilities (Net) — 0.7%		28,611

	NET ASSETS — 100.0%		$4,040,848

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Media Mogul Fund

Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

Assets:
Investments, at value (cost $2,233,617)	$4,012,237
Cash	10,816
Receivable from Adviser	8,090
Dividends receivable	1,973
Prepaid expenses	26,477
Total Assets	4,059,593
Liabilities:
Payable for investment advisory fees	3,426
Payable for legal and audit fees	8,545
Payable for shareholder communications	2,631
Other accrued expenses	4,143
Total Liabilities	18,745
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 351,451 shares outstanding)	$4,040,848

Net Assets Consist of:
Paid-in capital	$3,730,617
Total distributable earnings	310,231
Net Assets	$4,040,848

Class I:
Net Asset Value, offering, and redemption price per share ($4,040,852 ÷ 351,451 shares outstanding)	$11.50

Statement of Operations

For the six months ended March 31, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $39)	$6,685
Interest	4,159
Total Investment Income	10,844
Expenses:
Investment advisory fees	21,202
Distribution fees - Class A	5
Trustees’ fees	20,368
Registration expenses	17,233
Shareholder communications expenses	14,782
Legal and audit fees	10,183
Shareholder services fees	1,618
Interest expense	450
Custodian fees	444
Miscellaneous expenses	5,781
Total Expenses	92,066
Less:
Expense reimbursements (See Note 3)	(72,530)
Net Expenses	19,536
Net Investment Loss	(8,692)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(53,195)
Net realized gain on foreign currency transactions	3
Net realized loss on investments and foreign currency transactions	(53,192)
Net change in unrealized appreciation/(depreciation):
on investments	380,878
on foreign currency translations	(24)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	380,854
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	327,662
Net Increase in Net Assets Resulting from Operations	$318,970

See accompanying notes to financial statements.

Gabelli Media Mogul Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net investment income/(loss)	$(8,692)	$16,604
Net realized loss on investments and foreign currency transactions	(53,192)	(248,495)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	380,854	908,134
Net Increase in Net Assets Resulting from Operations	318,970	676,243

Distributions to Shareholders:
Accumulated earnings
Class A	(31)	(107)
Class I	(22,533)	(56,976)
Total Distributions to Shareholders	(22,564)	(57,083)

Shares of Beneficial Interest Transactions:
Class A	(10,935)	107
Class I	(800,100)	(114,556)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(811,035)	(114,449)

Net Increase/(Decrease) in Net Assets	(514,629)	504,711

Net Assets:
Beginning of year	4,555,477	4,050,766
End of period	$4,040,848	$4,555,477

See accompanying notes to financial statements.

Gabelli Media Mogul Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class A
2026(b)(c)	$10.70	$(0.01)	$(10.66)	$(10.67)	$(0.03)	$—	$(0.03)	$—	—%	$—	(0.62	)%(d)	4.93	%(d)	1.16	%(d)	—%
2025	9.24	0.02	1.55	1.57	(0.11)	—	(0.11)	10.70	17.10	11	0.17		5.15		1.15	(e)	14
2024	8.60	(0.01)	0.71	0.70	(0.06)	—	(0.06)	9.24	8.24	9	(0.16)		5.81		1.16	(e)	20
2023	8.02	0.06	0.62	0.68	—	(0.10)	(0.10)	8.60	8.45	8	0.63		5.53		1.15		25
2022(f)	10.06	0.01	(2.05)	(2.04)	—	—	—	8.02	(20.28)	8	0.15	(d)	7.74	(d)	1.15	(d)(e)	26
Class I
2026(b)	$10.73	$(0.02)	$0.84	$0.82	$(0.05)	$—	$(0.05)	$11.50	7.75%	$4,041	(0.41	)%(d)	4.34	%(d)	0.92	%(d)(g)	4%
2025	9.26	0.04	1.56	1.60	(0.13)	—	(0.13)	10.73	17.44	4,544	0.40		4.90		0.90	(e)	14
2024	8.61	0.01	0.72	0.73	(0.08)	—	(0.08)	9.26	8.62	4,042	0.09		5.56		0.91	(e)	20
2023	8.03	0.08	0.61	0.69	(0.01)	(0.10)	(0.11)	8.61	8.58	3,969	0.88		5.28		0.90		25
2022	12.83	0.07	(4.62)	(4.55)	(0.09)	(0.16)	(0.25)	8.03	(36.10)	3,702	0.64		4.79		0.90	(e)	26
2021	9.48	0.03 (h)	3.41	3.44	(0.09)	—	(0.09)	12.83	36.38	5,608	0.25	(h)	3.95		0.93	(e)	26

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2026, unaudited.
(c)	Class A was closed on December 17, 2025.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For fiscal years ended September 30, 2025, 2024, 2022, and 2021, if credits had not been received, the expense ratios would have been 1.18%, 1.19%, and 1.22% (Class A), and 0.93%, 0.94%, 0.92%, and 0.95% (Class I), respectively. For the six months ended March 31, 2026, and the fiscal year ended September 30, 2023, there were no credits received from a designated broker to pay Fund expenses.
(f)	Class A commenced on May 17, 2022.
(g)	The Fund incurred interest expense. For the six months ended March 31, 2026, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amount would have been $(0.04) and the net investment income (loss) ratio would have been (0.32)%.

See accompanying notes to financial statements.

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Media Mogul Fund (the Fund) is a series of the Gabelli Innovations Trust that was organized on December 6, 2018 as a Delaware statutory trust and commenced investment operations on April 1, 2019. The Fund is a series successor to the Gabelli Media Mogul NextShares within the Gabelli NextShares Trust that was organized as a Delaware statutory trust on March 20, 2015 and commenced investment operations on December 1, 2016. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund’s investment objective is capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in the media industry. Media industry companies are companies that are primarily engaged in the production, sale, and distribution of goods or services used in the media industry. Media industry companies are companies that derive at least 50% of their revenue from the production or distribution of information and entertainment content, and may include television and radio stations, motion picture companies, print publishing, and providers of internet content, as well as satellite service providers, cable service providers, and advertising service providers. The Fund will specifically invest in companies that were spun-off from Liberty Media Corporation (Liberty Media) as constituted in 2001, as well as in companies that resulted from subsequent mergers of any such spin-offs or stocks that track performance of such spin-offs or companies that resulted from subsequent mergers of any such spin-offs, and in public companies in which Liberty Media and its successor companies invest.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds’ investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 03/31/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$3,860,796	—	$3,860,796
Preferred Stocks (a)	46,600	—	46,600
U.S. Government Obligations	—	$104,841	104,841
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,907,396	$104,841	$4,012,237

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2026, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2025 was as follows:

Distributions paid from:
Ordinary income	$57,083
Total distributions paid	$57,083

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a short term capital loss carryforward with no expiration of $80,862 and a long term capital loss carryforward with no expiration of $1,267,401.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$2,233,634	$1,795,544	$(16,941)	$1,778,603

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2026, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least January 31, 2027 at no more than 1.15% and 0.90%, respectively, of Class A and Class I Shares’ average daily net assets. For the six months ended March 31, 2026, the Adviser reimbursed the Fund in the amount of $72,530. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.15% and 0.90%, respectively, of Class A and Class I Shares’ average daily net assets. The agreement is renewable annually. At March 31, 2026, the cumulative amount which the Fund may repay the Adviser is $596,618.

For the fiscal year ended September 30, 2023, expiring September 30, 2026	$175,996
For the fiscal year ended September 30, 2024, expiring September 30, 2027	184,160
For the fiscal year ended September 30, 2025, expiring September 30, 2028	163,932
For the six months ended March 31, 2026, expiring September 30, 2029	72,530
$596,618

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for Class A Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Share Plan, payment is authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of Class A Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2026, other than short term securities and U.S. Government obligations, aggregated $166,762 and $1,009,653, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2026, the Fund paid $29 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended March 31, 2026.

The Trust pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on June 24, 2026 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2026, there were no borrowings outstanding under the line of credit.

8. Significant Shareholder. As of March 31, 2026, 67.7% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Shares of Beneficial Interest. The Fund offers two classes of shares – Class A Shares and Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class I Shares are offered without a sales charge.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2026 and the fiscal year ended September 30, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	10	$100	—	$—
Shares issued upon reinvestment of distributions	3	31	11	107
Shares redeemed	(1,016)	(11,066)	—	—
Net increase/(decrease)	(1,003)	$(10,935)	11	$107
Class I
Shares sold	1,492	$16,611	1,333	$12,929
Shares issued upon reinvestment of distributions	2,222	22,507	5,910	56,914
Shares redeemed	(75,971)	(839,218)	(20,197)	(184,399)
Net (decrease)	(72,257)	$(800,100)	(12,954)	$(114,556)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. On April 10, 2026, the Fund terminated the unsecured line of credit. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

Gabelli Innovations Trust
GABELLI MEDIA MOGUL FUND
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony S. Colavita
President,
Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.
Former President and
Chief Executive Officer,
American Gaming Association

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Bethany A. Uhlein
Assistant Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York
Mellon

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Media Mogul Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB2993Q126SR

GABELLI
FUNDS

GABELLI MEDIA MOGUL FUND

Semiannual Report
March 31, 2026

Gabelli Pet Parents’™ Fund Semiannual Report — March 31, 2026
Daniel M. Miller Portfolio Manager GAMCO Investors BS, University of Miami

To Our Shareholders,

For the six months ended March 31, 2026, the net asset value (NAV) total return per Class I Share of the Gabelli Pet Parents’™ Fund was (6.1)% compared with a total return of (1.8)% for the Standard & Poor’s (S&P) 500 Index. Another class of shares is available.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2026:

Gabelli Pet Parents’ Fund

U.S. Government Obligations	23.1%
Pharmaceuticals	15.2%
Pet Products	12.1%
Pet Healthcare	11.7%
Pet Food and Nutrition	8.3%
Diagnostics	8.2%
Pet Services	7.9%
Consumer Products	6.2%
Consumer Services	4.3%
Retail	3.0%
Other Assets and Liabilities (Net)	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Pet Parents’ Fund

Schedule of Investments — March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 76.9%
	Consumer Products — 6.2%
1,500	Oil-Dri Corp. of America	$21,929	$97,635
1,000	Spectrum Brands Holdings Inc.	48,069	73,700
		69,998	171,335
	Consumer Services — 4.3%
575	Amazon.com Inc.†	58,135	119,755

	Diagnostics — 8.2%
400	IDEXX Laboratories Inc.†	125,990	224,756

	Pet Food and Nutrition — 8.3%
75,000	BARK Inc.†	66,536	37,995
500	Colgate-Palmolive Co.	35,645	42,615
2,500	Freshpet Inc.†	115,057	147,400
		217,238	228,010
	Pet Healthcare — 11.7%
10,000	CVS Group plc	106,971	147,978
4,250	Elanco Animal Health Inc.†	38,730	101,703
20,000	Petco Health & Wellness Co. Inc.†	42,678	55,600
150,000	Zomedica Corp.†	19,100	17,910
		207,479	323,191
	Pet Products — 12.1%
1,300	Central Garden & Pet Co.†	26,566	47,801
325	Central Garden & Pet Co., Cl. A†	6,011	10,537
8,500	Chewy Inc., Cl. A†	179,238	229,500
500	Church & Dwight Co. Inc.	33,754	46,660
		245,569	334,498
	Pet Services — 7.9%
20,000	Pets at Home Group plc	31,963	47,967
1,500	Tractor Supply Co.	31,844	67,950
4,000	Trupanion Inc.†	84,969	102,440
		148,776	218,357
	Pharmaceuticals — 15.2%
15,000	Animalcare Group plc	31,289	45,267
3,000	Phibro Animal Health Corp., Cl. A	41,450	165,930
1,750	Zoetis Inc.	216,298	206,868
		289,037	418,065
	Retail — 3.0%
1,000	CVS Health Corp.	56,324	71,820
5,000	PetMed Express Inc.†	16,454	11,400
		72,778	83,220
	TOTAL COMMON STOCKS	1,435,000	2,121,187
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 23.1%
$640,000	U.S. Treasury Bills, 3.612% to 3.646%††, 05/21/26 to 06/18/26	$635,607	$635,614

	TOTAL INVESTMENTS — 100.0%	$2,070,607	2,756,801

	Other Assets and Liabilities (Net) — 0.0%		685

	NET ASSETS — 100.0%		$2,757,486

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

3

Gabelli Pet Parents’ Fund

Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

Assets:
Investments, at value (cost $2,070,607)	$2,756,801
Receivable from Adviser	2,434
Dividends receivable	1,771
Prepaid expenses	24,763
Total Assets	2,785,769
Liabilities:
Payable to bank	9,360
Payable for investment advisory fees	2,562
Payable for distribution fees	41
Payable for legal and audit fees	7,459
Payable for shareholder communications	3,803
Other accrued expenses	5,058
Total Liabilities	28,283
Commitments and Contingencies (See Note 3)
Net Assets (applicable to 201,412 shares outstanding)	$2,757,486

Net Assets Consist of:
Paid-in capital	$2,472,940
Total distributable earnings	284,546
Net Assets	$2,757,486

Shares of Beneficial Interest, issued and outstanding, no par value; unlimited number of shares authorized:
Class A:
Net Asset Value and redemption price per share ($116,743 ÷ 8,552 shares outstanding)	$13.65
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.48
Class I:
Net Asset Value, offering, and redemption price per share ($2,640,743 ÷ 192,860 shares outstanding)	$13.69

Statement of Operations

For the Six Months Ended March 31, 2026 (Unaudited)

Investment Income:
Dividends	$13,769
Interest	2,395
Total Investment Income	16,164
Expenses:
Investment advisory fees	16,372
Distribution fees - Class A	313
Registration expenses	18,662
Trustees’ fees	16,132
Shareholder communications expenses	15,740
Legal and audit fees	8,341
Shareholder services fees	3,262
Interest expense	682
Custodian fees	426
Miscellaneous expenses	6,249
Total Expenses	86,179
Less:
Expense reimbursements (See Note 3)	(70,449)
Net Expenses	15,730
Net Investment Income	434

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	24,869
Net realized gain on foreign currency transactions	429
Net realized gain on investments and foreign currency transactions	25,298
Net change in unrealized appreciation/(depreciation):
on investments	(220,008)
on foreign currency translations	(8)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(220,016)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(194,718)
Net Decrease in Net Assets Resulting from Operations	$(194,284)

See accompanying notes to financial statements.

4

Gabelli Pet Parents’ Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$434	$20,333
Net realized gain on investments and foreign currency transactions	25,298	364,618
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(220,016)	(539,910)
Net Decrease in Net Assets Resulting from Operations	(194,284)	(154,959)

Distributions to Shareholders:
Accumulated earnings
Class A	(375)	(1,305)
Class I	(12,058)	(23,847)
Total Distributions to Shareholders	(12,433)	(25,152)

Shares of Beneficial Interest Transactions:
Class A	(144,331)	(14,964)
Class I	(504,395)	(196,178)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(648,726)	(211,142)

Redemption Fees	5	—

Net Decrease in Net Assets	(855,438)	(391,253)

Net Assets:
Beginning of year	3,612,924	4,004,177
End of period	$2,757,486	$3,612,924

See accompanying notes to financial statements.

5

Gabelli Pet Parents’ Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class A
2026(b)	$14.56	$(0.01)	$(0.88)	$(0.89)	$(0.00	)(c)	$(0.02)	$(0.02)	$13.65	(6.12)%	$116	(0.19	)%(d)	5.49	%(d)	1.19	%(d)	2%
2025	15.24	0.05	(0.66)	(0.61)	(0.07)		—	(0.07)	14.56	(4.04)	273	0.32		5.52		1.15		21
2024	11.17	0.05	4.08	4.13	(0.06)		—	(0.06)	15.24	37.12	301	0.41		6.32		1.17		8
2023	9.71	0.04	1.43	1.47	—		(0.01)	(0.01)	11.17	15.16	219	0.35		5.86		1.15		26
2022(e)	12.03	(0.01)	(2.31)	(2.32)	—		—	—	9.71	(19.29)	165	(0.22	)(d)	11.53	(d)	1.15	(d)	22
Class I
2026(b)	$14.63	$0.00 (c)	$(0.88)	$(0.88)	$(0.04)		$(0.02)	$(0.06)	$13.69	(6.06)%	$2,641	0.04	%(d)	5.25	%(d)	0.94	%(d)	2%
2025	15.31	0.08	(0.66)	(0.58)	(0.10)		—	(0.10)	14.63	(3.81)	3,340	0.57		5.27		0.90		21
2024	11.22	0.08	4.10	4.18	(0.09)		—	(0.09)	15.31	37.48	3,703	0.66		6.07		0.92		8
2023	9.73	0.07	1.43	1.50	—		(0.01)	(0.01)	11.22	15.43	3,217	0.61		5.61		0.90		26
2022	17.14	(0.03)	(6.01)	(6.04)	—		(1.37)	(1.37)	9.73	(38.23)	3,448	(0.24)		4.91		0.90		22
2021	13.14	(0.07)	4.07	4.00	—		—	—	17.14	30.44	5,785	(0.43)		4.04		0.90		29

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2026, unaudited.
(c)	Amount represents less than $0.005 per share.
(d)	Annualized.
(e)	Class A commenced on May 17, 2022.

See accompanying notes to financial statements.

6

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Pet Parents’ Fund (the Fund) is a series of the Gabelli Innovations Trust that was organized on December 6, 2018 as a Delaware statutory trust and commenced investment operations on April 1, 2019. The Fund is a series successor to the Gabelli Pet Parents’™ NextShares within the Gabelli NextShares Trust that was organized as a Delaware statutory trust on March 20, 2015 and commenced investment operations on December 1, 2016. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund’s investment objective is capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in common and preferred shares of publicly traded domestic and foreign companies of all capitalization ranges in the pet industry. The pet industry includes companies that offer services and products for pets and pet owners (Pet Parents). Such companies will generally derive at least 50% of their revenues or profits from, or will devote at least 50% of their assets to the following sectors: manufacturers and distributors of pet food, pet supplies, veterinary pharmaceuticals, veterinary wellness, veterinary and other pet services, pet equipment, pet toys, and products and services that support Pet Parents regarding their pet activities.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds’ investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures

7

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 03/31/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$2,121,187	—	$2,121,187
U.S. Government Obligations	—	$635,614	635,614
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,121,187	$635,614	$2,756,801

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

8

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly

9

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2026, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2025 was as follows:

Distributions paid from:
Ordinary income	$25,152
Total distributions paid	$25,152

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a long term capital loss carryforward with no expiration of $414,026.

10

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$2,072,801	$730,422	$(46,422)	$684,000

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2026, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncements. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses until at least January 31, 2027 at no more than 1.15% and 0.90%, respectively, of Class A and Class I Shares’ average daily net assets. For the six months ended March 31, 2026, the Adviser reimbursed the Fund in the amount of $70,449. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.15% and 0.90%, respectively, of Class A and Class I Shares’ average daily net assets. The agreement is renewable annually. At March 31, 2026, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $592,416.

For the fiscal year ended September 30, 2023, expiring September 30, 2026	$178,375
For the fiscal year ended September 30, 2024, expiring September 30, 2027	183,116
For the fiscal year ended September 30, 2025, expiring September 30, 2028	160,476
For the six months ended March 31, 2026, expiring September 30, 2029	70,449
$592,416

11

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for Class A Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Share Plan, payment is authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of Class A Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2026, other than short term securities and U.S. Government obligations, aggregated $62,016 and $1,209,236, respectively.

6. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended March 31, 2026.

The Trust pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on June 24, 2026 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2026, there were no borrowings under the line of credit.

8. Significant Shareholder. As of March 31, 2026, 46.1% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Shares of Beneficial Interest. The Fund offers two classes of shares – Class A Shares and Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class I Shares are offered without a sales charge.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2026 and the fiscal year ended September 30, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

12

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	—	—	4	$50
Shares issued upon reinvestment of distributions	26	$375	86	1,305
Shares redeemed	(10,246)	(144,706)	(1,063)	(16,319)
Net (decrease)	(10,220)	$(144,331)	(973)	$(14,964)
Class I
Shares sold	858	$12,233	6,875	$100,438
Shares issued upon reinvestment of distributions	616	8,768	1,166	17,669
Shares redeemed	(36,946)	(525,396)	(21,662)	(314,285)
Net (decrease)	(35,472)	$(504,395)	(13,621)	$(196,178)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. On April 10, 2026, the Fund terminated the unsecured line of credit. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

13

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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Gabelli Innovations Trust
GABELLI PET PARENTS'™ FUND
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony S. Colavita
President,
Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.
Former President and
Chief Executive Officer,
American Gaming Association

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Bethany A. Uhlein
Assistant Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York
Mellon

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Pet Parents'™ Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB2994Q126SR

GABELLI
FUNDS

GABELLI PET PARENTS'™ FUND

Semiannual Report
March 31, 2026

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli Media Mogul Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class A
2026(b)(c)	$10.70	$(0.01)	$(10.66)	$(10.67)	$(0.03)	$—	$(0.03)	$—	—%	$—	(0.62	)%(d)	4.93	%(d)	1.16	%(d)	—%
2025	9.24	0.02	1.55	1.57	(0.11)	—	(0.11)	10.70	17.10	11	0.17		5.15		1.15	(e)	14
2024	8.60	(0.01)	0.71	0.70	(0.06)	—	(0.06)	9.24	8.24	9	(0.16)		5.81		1.16	(e)	20
2023	8.02	0.06	0.62	0.68	—	(0.10)	(0.10)	8.60	8.45	8	0.63		5.53		1.15		25
2022(f)	10.06	0.01	(2.05)	(2.04)	—	—	—	8.02	(20.28)	8	0.15	(d)	7.74	(d)	1.15	(d)(e)	26
Class I
2026(b)	$10.73	$(0.02)	$0.84	$0.82	$(0.05)	$—	$(0.05)	$11.50	7.75%	$4,041	(0.41	)%(d)	4.34	%(d)	0.92	%(d)(g)	4%
2025	9.26	0.04	1.56	1.60	(0.13)	—	(0.13)	10.73	17.44	4,544	0.40		4.90		0.90	(e)	14
2024	8.61	0.01	0.72	0.73	(0.08)	—	(0.08)	9.26	8.62	4,042	0.09		5.56		0.91	(e)	20
2023	8.03	0.08	0.61	0.69	(0.01)	(0.10)	(0.11)	8.61	8.58	3,969	0.88		5.28		0.90		25
2022	12.83	0.07	(4.62)	(4.55)	(0.09)	(0.16)	(0.25)	8.03	(36.10)	3,702	0.64		4.79		0.90	(e)	26
2021	9.48	0.03 (h)	3.41	3.44	(0.09)	—	(0.09)	12.83	36.38	5,608	0.25	(h)	3.95		0.93	(e)	26

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2026, unaudited.
(c)	Class A was closed on December 17, 2025.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For fiscal years ended September 30, 2025, 2024, 2022, and 2021, if credits had not been received, the expense ratios would have been 1.18%, 1.19%, and 1.22% (Class A), and 0.93%, 0.94%, 0.92%, and 0.95% (Class I), respectively. For the six months ended March 31, 2026, and the fiscal year ended September 30, 2023, there were no credits received from a designated broker to pay Fund expenses.
(f)	Class A commenced on May 17, 2022.
(g)	The Fund incurred interest expense. For the six months ended March 31, 2026, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amount would have been $(0.04) and the net investment income (loss) ratio would have been (0.32)%.

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class A
2026(b)	$14.56	$(0.01)	$(0.88)	$(0.89)	$(0.00	)(c)	$(0.02)	$(0.02)	$13.65	(6.12)%	$116	(0.19	)%(d)	5.49	%(d)	1.19	%(d)	2%
2025	15.24	0.05	(0.66)	(0.61)	(0.07)		—	(0.07)	14.56	(4.04)	273	0.32		5.52		1.15		21
2024	11.17	0.05	4.08	4.13	(0.06)		—	(0.06)	15.24	37.12	301	0.41		6.32		1.17		8
2023	9.71	0.04	1.43	1.47	—		(0.01)	(0.01)	11.17	15.16	219	0.35		5.86		1.15		26
2022(e)	12.03	(0.01)	(2.31)	(2.32)	—		—	—	9.71	(19.29)	165	(0.22	)(d)	11.53	(d)	1.15	(d)	22
Class I
2026(b)	$14.63	$0.00 (c)	$(0.88)	$(0.88)	$(0.04)		$(0.02)	$(0.06)	$13.69	(6.06)%	$2,641	0.04	%(d)	5.25	%(d)	0.94	%(d)	2%
2025	15.31	0.08	(0.66)	(0.58)	(0.10)		—	(0.10)	14.63	(3.81)	3,340	0.57		5.27		0.90		21
2024	11.22	0.08	4.10	4.18	(0.09)		—	(0.09)	15.31	37.48	3,703	0.66		6.07		0.92		8
2023	9.73	0.07	1.43	1.50	—		(0.01)	(0.01)	11.22	15.43	3,217	0.61		5.61		0.90		26
2022	17.14	(0.03)	(6.01)	(6.04)	—		(1.37)	(1.37)	9.73	(38.23)	3,448	(0.24)		4.91		0.90		22
2021	13.14	(0.07)	4.07	4.00	—		—	—	17.14	30.44	5,785	(0.43)		4.04		0.90		29

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2026, unaudited.
(c)	Amount represents less than $0.005 per share.
(d)	Annualized.
(e)	Class A commenced on May 17, 2022.

See accompanying notes to financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony S. Colavita	$8,500
Frank J. Fahrenkopf, Jr.	$9,000
Michael J. Melarkey	$8,500
Salvatore M. Salibello	$10,500

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Innovations Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 8, 2026

*	Print the name and title of each signing officer under his or her signature.